Document and Entity Information	0 Months Ended
Sep. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2014
Registrant Name	SUNAMERICA INCOME FUNDS
Central Index Key	0000795307
Amendment Flag	false
Document Creation Date	Jan. 28, 2015
Document Effective Date	Jan. 28, 2015
Prospectus Date	Jan. 28, 2015
U.S. Government Securities | Class A
Risk/Return:
Trading Symbol	SGTAX
U.S. Government Securities | Class B
Risk/Return:
Trading Symbol	SGTBX
U.S. Government Securities | Class C
Risk/Return:
Trading Symbol	NASBX
Strategic Bond | Class A
Risk/Return:
Trading Symbol	SDIAX
Strategic Bond | Class B
Risk/Return:
Trading Symbol	SDIBX
Strategic Bond | Class C
Risk/Return:
Trading Symbol	NAICX
Strategic Bond | Class W
Risk/Return:
Trading Symbol	SDIVX